STATEMENT OF CASH FLOWS SUPPLEMENTAL INFORMATION (Tables)	12 Months Ended
Jul. 31, 2021
Supplemental Cash Flow Elements [Abstract]
Cash and Cash Equivalents	Cash and cash equivalents consisted of the following:

	July 31, 2021	July 31, 2020
	(In thousands)
Cash and bank deposits	$20,797	$58,202
Money market funds	37,320	115
	$58,117	$58,317
The amount of cash, cash equivalents and restricted cash of continuing operations as of July 31, 2021 and 2020 in the consolidated statements of cash flows is reconciled to the Company's consolidated balance sheets as follows:

	July 31,
	2021	2020
	(In thousands)
Cash and cash equivalents	$58,117	$58,317
Funds held for clients	8,212	18,755
Cash, cash equivalents and restricted cash	$66,329	$77,072

Schedule of Restrictions on Cash and Cash Equivalents
The amount of cash, cash equivalents and restricted cash of continuing operations as of July 31, 2021 and 2020 in the consolidated statements of cash flows is reconciled to the Company's consolidated balance sheets as follows:

	July 31,
	2021	2020
	(In thousands)
Cash and cash equivalents	$58,117	$58,317
Funds held for clients	8,212	18,755
Cash, cash equivalents and restricted cash	$66,329	$77,072

Schedule of Cash Flow, Supplemental Disclosure	Cash used for operating activities reflect cash payments for interest and income taxes as follows:

	Fiscal Year Ended July 31,
	2021	2020
	(In thousands)
Cash paid for interest	$1,262	$1,246
Cash paid for income taxes	$3,241	$4,781